Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares International Multi-Factor Minimum Volatility ETF | VictoryShares International Multi-Factor Minimum Volatility ETF
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none